Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Segment loans and advances to customers	£ 452,408	£ 449,745
Other	79,680	80,857
Financial assets at fair value through profit or loss	209,139	203,318
Financial assets at fair value through other comprehensive income	27,847	27,592
Financial liabilities at fair value through profit or loss	27,056	24,914
Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	4,920	5,265
Total financial liabilities carried at fair value	27,056	24,914
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial liabilities carried at fair value	23	42
Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	356	284
Gross carrying amount | Level 3 | Financial liabilities carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial liabilities carried at fair value	396	486
Gross carrying amount | Financial assets carried at fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value	10,855	12,387
Gross carrying amount | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	23	42
Gross carrying amount | Favourable changes | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1	1
Gross carrying amount | Unfavourable changes | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Interest rate volatility | Gross carrying amount | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	373	444
Interest rate volatility | Gross carrying amount | Favourable changes | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	17	10
Interest rate volatility | Gross carrying amount | Unfavourable changes | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	£ (18)	£ (7)
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.13	0.13
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	2	2
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 209,139	£ 203,318
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value	10,147	11,681
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Segment loans and advances to customers	277	369
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	80	77
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	2	7
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Segment loans and advances to customers	(245)	(351)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(95)	(99)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	(9)	(6)
Financial assets at fair value through profit or loss | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Segment loans and advances to customers	6,301	7,890
Financial assets at fair value through profit or loss	10,147	11,681
Financial assets at fair value through profit or loss | Gross carrying amount | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	853	809
Financial assets at fair value through profit or loss | Gross carrying amount | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	297	309
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	163	131
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(163)	(131)
Financial assets at fair value through profit or loss | Earnings multiple | Gross carrying amount | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	2,293	2,228
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	33	39
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	(33)	(41)
Financial assets at fair value through profit or loss | Credit spreads | Gross carrying amount | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	£ 403	£ 445
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0127)	(0.0050)
Financial assets at fair value through profit or loss | Minimum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	1.6	1.6
Financial assets at fair value through profit or loss | Maximum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0238	0.0272
Financial assets at fair value through profit or loss | Maximum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	17.8	17.8
Derivative financial assets | Interest rate volatility | Favourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	£ 6	£ 6
Derivative financial assets | Interest rate volatility | Unfavourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	(3)	(3)
Derivative financial assets | Interest rate volatility | Gross carrying amount | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	352	422
Financial assets at fair value through other comprehensive income | Favourable changes | Lead Manager | Broker Quotes | Consensus pricing [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Asset-backed debt instruments held	2	2
Financial assets at fair value through other comprehensive income | Favourable changes | Underlying Assetnet Asset Valueincl Property Prices
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	29	22
Financial assets at fair value through other comprehensive income | Unfavourable changes | Lead Manager | Broker Quotes | Consensus pricing [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Asset-backed debt instruments held	(2)	(2)
Financial assets at fair value through other comprehensive income | Unfavourable changes | Underlying Assetnet Asset Valueincl Property Prices
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(29)	(22)
Financial assets at fair value through other comprehensive income | Gross carrying amount | Lead Manager | Broker Quotes | Consensus pricing [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Asset-backed debt instruments held	51	52
Financial assets at fair value through other comprehensive income | Gross carrying amount | Underlying Assetnet Asset Valueincl Property Prices
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	£ 305	£ 232